Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 3,511,591	$ 3,789,610
Cost of revenue	(2,770,148)	(2,709,378)
Gross profit	741,443	1,080,232
Operating expenses
General and administrative expenses	(527,121)	(330,894)
Total operating expenses	(527,121)	(330,894)
Income from operations	214,322	749,338
Other income (expense)
Interest expense, net	(67)	(333)
Other income	329	1,121
Total other income, net	262	788
Income before tax expense	214,584	750,126
Income tax expense	(16,248)	(118,685)
Net income and total comprehensive income	$ 198,336	$ 631,441
Net income per share attributable to ordinary shareholders
Basic	$ 0.01	$ 0.04
Diluted	$ 0.01	$ 0.04
Weighted average number of ordinary shares used in computing net income per share
Basic	21,390,164	16,249,180
Diluted	21,390,164	16,249,180